TCW ETF Trust

515 Flower Street

Los Angeles, CA 90071

March 5, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: TCW ETF Trust (“Trust”) (File No. 811-23617)

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by TCW ETF Trust (formerly, Engine No. 1 ETF Trust) (“Trust”), on behalf of TCW Transform 500 ETF (formerly, Engine No. 1 Transform 500 ETF), TCW Transform Systems ETF (formerly, Engine No. 1 Transform Climate ETF), and TCW Transform Supply Chain ETF (formerly, Engine No.1 Transform Supply Chain ETF) pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 18 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on February 27, 2024.

If you have any questions regarding this submission, please do not hesitate to call me at: (213) 244-0533.

Sincerely,

/s/ Peter Davidson

Peter Davidson

Secretary